Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details)	12 Months Ended
Dec. 31, 2025
Consumer loans – secured and unsecured [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	6 months
Other transactions – unsecured [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	24 months
Commercial loans – secured [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	36 months
Residential mortgage loans [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	48 months
Consumer leases [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	6 months
Other non-real estate lease transactions [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	12 months
Real estate leases (commercial or residential) [Member]
Summary of Significant Accounting Policies - Schedule of Maximum Period for Write-Offs of Loans (Details) [Line Items]
Maximum period allowed to written off loans	36 months